LVIP Western Asset Core Bond Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.33%
Federal Home Loan Mortgage Corp. REMICS
*•Series 3973 SA 2.03% (6.38% minus SOFR30A) 12/15/41	101,665	$11,082
Series 4793 CB 3.00% 5/15/48	129,906	115,363
Series 4793 CD 3.00% 6/15/48	86,039	76,357
Series 4813 CJ 3.00% 8/15/48	77,398	67,072
*Series 4980 KI 4.50% 6/25/50	794,778	183,364
Series 4991 QV 2.00% 9/25/45	90,043	74,475
*Series 5010 IK 2.50% 9/25/50	121,235	18,685
*Series 5010 JI 2.50% 9/25/50	290,788	48,003
*Series 5013 IN 2.50% 9/25/50	75,325	12,453
*Series 5018 MI 2.00% 10/25/50	229,077	30,514
*Series 5059 IB 2.50% 1/25/51	459,244	77,880
Series 5092 AP 2.00% 4/25/41	140,657	122,217
*Series 5093 IY 4.50% 12/25/50	436,619	101,523
*Series 5118 NI 2.00% 2/25/51	710,392	93,558
*Series 5140 NI 2.50% 5/25/49	403,481	58,662
*Series 5148 BI 2.50% 1/25/49	1,071,555	158,523
*Series 5148 CI 2.00% 6/25/49	418,635	51,608
*Series 5159 IP 3.00% 11/25/51	660,753	97,015
*Series 5161 IO 2.00% 3/25/51	750,053	105,215
*Series 5179 GI 2.50% 1/25/52	821,237	138,393
*Series 5202 IN 3.00% 1/25/47	291,854	39,326
Series 5224 HL 4.00% 4/25/52	400,000	363,314
*Series 5293 CI 2.50% 4/25/51	1,484,705	236,156
*Series 5293 IC 4.50% 11/25/51	449,760	102,320
*Series 5293 IO 2.00% 3/25/51	869,953	111,012
*Series 5377 IO 2.50% 12/25/51	809,373	104,701
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust Series 2024-1 MT 3.00% 11/25/63	375,924	311,176
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA2 M2 6.64% (SOFR30A + 2.30%) 8/25/33	190,606	$196,120
Series 2021-DNA6 M2 5.84% (SOFR30A + 1.50%) 10/25/41	763,399	765,260
Series 2022-DNA2 M1A 5.64% (SOFR30A + 1.30%) 2/25/42	340,184	340,712
Series 2022-DNA3 M1B 7.24% (SOFR30A + 2.90%) 4/25/42	830,000	853,150
Series 2022-DNA4 M1B 7.69% (SOFR30A + 3.35%) 5/25/42	990,000	1,027,427
Series 2022-DNA5 M1B 8.84% (SOFR30A + 4.50%) 6/25/42	240,000	256,658
Series 2024-DNA1 M2 6.29% (SOFR30A + 1.95%) 2/25/44	470,000	471,977
Series 2025-DNA1 M2 5.69% (SOFR30A + 1.35%) 1/25/45	1,050,000	1,045,305
*•Federal Home Loan Mortgage Corp. STRIPS
Series 334 S7 1.64% (5.99% minus SOFR30A) 8/15/44	169,848	18,016
Series 353 S1 1.54% (5.89% minus SOFR30A) 12/15/46	81,023	8,323
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 1M2 5.89% (SOFR30A + 1.55%) 10/25/41	223,583	224,617
Series 2022-R03 1M2 7.84% (SOFR30A + 3.50%) 3/25/42	240,000	248,834
Series 2023-R01 1M2 8.09% (SOFR30A + 3.75%) 12/25/42	760,000	800,953
Series 2023-R06 1M2 7.04% (SOFR30A + 2.70%) 7/25/43	997,500	1,025,231
Series 2024-R01 1M2 6.14% (SOFR30A + 1.80%) 1/25/44	1,040,000	1,041,620
Series 2024-R01 IM2 6.14% (SOFR30A + 1.80%) 2/25/44	350,000	351,341
Series 2024-R06 1M2 5.94% (SOFR30A + 1.60%) 9/25/44	1,030,000	1,028,703
*Federal National Mortgage Association Interest STRIPS
Series 427 C21 2.00% 3/25/50	761,358	96,771
LVIP Western Asset Core Bond Fund–1

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
*Federal National Mortgage Association Interest STRIPS (continued)
Series 427 C73 3.00% 12/25/48	476,205	$78,914
Series 440 C50 4.50% 10/25/53	1,842,865	423,646
Series 440 C6 2.00% 10/25/52	1,765,239	223,726
Federal National Mortgage Association REMICS
*•Series 2010-100 SV 2.18% (6.52% minus SOFR30A) 9/25/40	203,551	21,030
*Series 2012-101 BI 4.00% 9/25/27	164	1
Series 2012-118 VZ 3.00% 11/25/42	228,980	206,496
*•Series 2013-124 SB 1.50% (5.84% minus SOFR30A) 12/25/43	34,266	3,461
*•Series 2013-54 BS 1.70% (6.04% minus SOFR30A) 6/25/43	14,372	1,524
Series 2015-65 CZ 3.50% 9/25/45	279,568	237,941
*•Series 2016-61 BS 1.65% (5.99% minus SOFR30A) 9/25/46	240,320	15,316
*•Series 2017-76 SB 1.65% (5.99% minus SOFR30A) 10/25/57	236,289	30,482
*•Series 2017-85 SC 1.75% (6.09% minus SOFR30A) 11/25/47	45,909	4,046
Series 2020-47 GZ 2.00% 7/25/50	219,914	131,316
Series 2020-56 AQ 2.00% 8/25/50	600,000	471,608
*Series 2020-56 DI 2.50% 8/25/50	139,373	22,960
Series 2020-57 TA 2.00% 4/25/50	384,797	337,289
*Series 2020-61 NI 3.50% 9/25/50	563,886	94,403
*Series 2020-73 KI 3.00% 10/25/50	128,689	23,588
*Series 2021-1 IG 2.50% 2/25/51	380,550	65,601
Series 2021-28 LB 2.00% 4/25/51	341,204	278,603
*Series 2021-3 NI 2.50% 2/25/51	659,930	100,851
*Series 2021-3 QI 2.50% 2/25/51	495,191	78,806
*Series 2021-43 IO 2.50% 6/25/51	832,346	129,359
*Series 2021-44 MI 2.50% 7/25/51	170,922	30,105
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
*Series 2021-61 KI 2.50% 4/25/49	821,040	$121,726
Series 2021-65 JA 2.00% 1/25/46	129,606	114,183
*Series 2021-77 WI 3.00% 8/25/50	625,624	102,264
*Series 2022-22 IO 2.50% 10/25/51	1,284,520	220,760
Series 2022-29 KZ 1.50% 6/25/42	417,355	303,322
*Series 2022-86 IO 2.50% 5/25/50	516,424	72,879
*Series 2023-2 CI 2.00% 10/25/50	1,736,657	220,764
*Series 2024-5 DI 3.00% 10/25/51	1,007,808	185,869
Government National Mortgage Association
•Series 2013-107 AD 2.79% 11/16/47	93,043	85,121
*•Series 2013-50 IO 0.06% 10/16/48	952,411	2,484
*•Series 2013-74 IO 0.48% 12/16/53	716,873	7,469
*•Series 2017-145 IO 0.50% 4/16/57	370,579	10,279
*•Series 2017-157 IO 0.52% 12/16/59	195,105	6,084
*•Series 2017-8 IO 0.44% 8/16/58	276,147	6,002
*•Series 2020-109 AI 0.84% 5/16/60	495,418	29,235
*•Series 2020-184 IO 0.91% 11/16/60	632,241	41,892
*•Series 2020-68 IO 1.61% 5/16/60	2,490,750	263,205
*•Series 2021-110 IO 0.87% 11/16/63	1,103,159	73,560
*•Series 2021-133 IO 0.88% 7/16/63	1,208,208	82,469
*•Series 2021-37 IO 0.80% 1/16/61	635,531	36,612
*•Series 2021-60 IO 0.83% 5/16/63	525,863	30,320
*•Series 2021-68 IO 0.87% 10/16/62	606,339	36,724
•Series 2022-196 BE 3.00% 10/16/64	300,000	209,609
*•Series 2022-210 IO 0.70% 7/16/64	389,064	24,949
*•Series 2022-216 IO 0.75% 7/16/65	392,484	23,992
•Series 2022-220 E 3.00% 10/16/64	200,000	142,053
*•Series 2022-3 IO 0.64% 2/16/61	1,504,833	74,735
LVIP Western Asset Core Bond Fund–2

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association (continued)
*•Series 2022-59 IO 0.57% 2/16/62	757,501	$32,259
Series 92 AH 2.00% 6/16/64	1,293,250	978,531
*•Series 92 IA 0.61% 6/16/64	1,392,730	77,896
Government National Mortgage Association REMICS
*•Series 2007-51 SG 2.15% (6.47% minus TSFR01M) 8/20/37	26,235	2,494
*Series 2013-53 OI 3.50% 4/20/43	91,865	11,202
*•Series 2016-135 SB 1.67% (5.99% minus TSFR01M) 10/16/46	133,539	18,179
*•Series 2016-21 ST 1.72% (6.04% minus TSFR01M) 2/20/46	225,266	25,970
*Series 2016-84 IG 4.50% 11/16/45	355,157	70,163
*•Series 2017-H11 IO 1.76% 5/20/67	6,616,580	222,475
•Series 2017-H14 FK 4.39% (H15T1Y + 0.20%) 5/20/67	11,089	11,037
*•Series 2017-H22 IC 3.02% 11/20/67	174,455	6,918
•Series 2018-H13 FC 4.72% (TSFR01M + 0.41%) 7/20/68	52,651	52,376
•Series 2019-H13 FT 4.64% (H15T1Y + 0.45%) 8/20/69	10,074	10,057
*Series 2020-123 IL 2.50% 8/20/50	58,987	8,600
*Series 2020-123 NI 2.50% 8/20/50	268,038	39,515
*Series 2020-127 IN 2.50% 8/20/50	128,674	18,874
*Series 2020-129 IE 2.50% 9/20/50	67,033	9,775
*Series 2020-160 IH 2.50% 10/20/50	70,022	10,367
*Series 2020-160 VI 2.50% 10/20/50	68,405	10,155
*Series 2020-173 MI 2.50% 11/20/50	1,573,294	229,469
*Series 2020-181 WI 2.00% 12/20/50	771,329	91,516
*Series 2020-47 MI 3.50% 4/20/50	215,117	40,033
*Series 2020-47 NI 3.50% 4/20/50	61,305	11,704
•Series 2020-H13 FA 4.87% (TSFR01M + 0.56%) 7/20/70	61,701	60,980
*•Series 2021-108 IO 0.97% 6/16/61	3,178,101	231,017
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2021-138 IK 3.00% 7/20/51	822,024	$122,139
*Series 2021-191 NI 3.00% 10/20/51	170,715	33,537
Series 2021-223 P 2.00% 6/20/51	303,856	260,340
Series 2022-139 AL 4.00% 7/20/51	500,000	448,339
Series 2022-189 PT 2.50% 10/20/51	255,212	208,265
Series 2022-24 AH 2.50% 2/20/52	151,234	129,291
*Series 2022-81 CI 3.00% 9/20/50	702,890	106,141
Series 2022-9 GA 2.00% 1/20/52	297,306	245,126
Series 2022-99 JW 2.50% 1/20/52	100,000	78,996
*Series 2023-130 IO 4.00% 8/20/47	1,440,447	263,719
Total Agency Collateralized Mortgage Obligations (Cost $23,028,415)		22,428,073
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.48%
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K058 X1 0.90% 8/25/26	5,963,518	62,472
Series K094 X1 0.88% 6/25/29	684,386	21,314
Series K094 XAM 1.15% 6/25/29	1,150,000	49,910
Series K095 XAM 1.24% 6/25/29	300,000	14,358
Series K101 X1 0.83% 10/25/29	293,136	9,265
Series K104 XAM 1.38% 1/25/30	600,000	34,779
Series K105 X1 1.52% 1/25/30	1,678,502	99,931
Series K110 X1 1.65% 4/25/30	1,784,209	117,855
Series K115 X1 1.32% 6/25/30	691,486	39,002
Series K116 X1 1.42% 7/25/30	1,278,641	75,906
Series K124 X1 0.72% 12/25/30	694,565	23,302
Series K128 X1 0.51% 3/25/31	1,975,397	48,269
Series K130 X1 1.04% 6/25/31	2,887,047	149,927
LVIP Western Asset Core Bond Fund–3

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
*♦•Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
Series K131 X1 0.73% 7/25/31	2,389,434	$90,458
Series K133 X1 0.35% 9/25/31	3,770,975	72,495
Series K142 X1 0.30% 3/25/32	1,596,719	29,388
Series K143 X1 0.34% 4/25/55	1,693,543	36,593
Series K145 X1 0.32% 6/25/55	1,893,211	39,458
Series K147 X1 0.36% 6/25/32	2,688,908	64,042
Series K148 X1 0.25% 7/25/32	5,790,021	102,794
Series K149 X1 0.26% 8/25/32	2,687,655	52,207
Series K-151 X1 0.18% 10/25/32	4,791,889	70,002
Series K-1511 X1 0.77% 3/25/34	584,997	27,201
Series K-1520 X1 0.47% 2/25/36	1,190,155	42,605
Series K-157 X1 0.25% 5/25/33	2,199,370	45,986
Series K737 X1 0.61% 10/25/26	1,719,473	12,634
Series K741 X1 0.56% 12/25/27	691,214	8,734
Series K742 X1 0.77% 3/25/28	1,479,096	19,538
Series K743 X1 0.91% 5/25/28	984,836	24,480
Series KC05 X1 1.21% 6/25/27	325,443	4,556
Federal National Mortgage Association-ACES
Series 2016-M11 AL 2.94% 7/25/39	31,399	29,671
Series 2018-M15 1A2 3.70% 1/25/36	300,000	282,967
*•Government National Mortgage Association
Series 2021-11 IX 1.16% 12/16/62	3,037,795	251,663
Series 2021-63 IO 0.82% 4/16/61	3,369,530	202,368
Series 2021-94 IO 0.83% 2/16/63	3,226,970	205,551
Total Agency Commercial Mortgage-Backed Securities (Cost $2,438,145)		2,461,681
AGENCY MORTGAGE-BACKED SECURITIES–30.43%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	658,646	546,910
1.50% 5/1/41	734,632	608,402
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
1.50% 7/1/41	522,052	$432,828
1.50% 10/1/41	739,723	609,621
1.50% 11/1/41	77,661	63,809
2.00% 9/1/40	108,812	95,048
2.00% 10/1/40	313,406	268,059
2.00% 3/1/41	541,448	462,636
2.00% 6/1/41	71,403	60,987
2.00% 7/1/41	282,016	240,905
2.00% 8/1/41	220,723	188,476
2.00% 9/1/41	808,319	688,480
2.00% 10/1/41	374,001	319,165
2.00% 11/1/41	216,216	185,586
2.00% 12/1/41	548,144	466,716
2.00% 1/1/42	1,217,618	1,037,894
2.00% 2/1/42	472,143	401,741
2.00% 4/1/42	835,050	712,541
2.00% 7/1/50	483,861	388,475
2.00% 11/1/50	210,213	170,009
2.00% 2/1/51	857,214	691,612
2.00% 3/1/51	409,648	330,252
2.00% 4/1/51	125,973	102,042
2.00% 5/1/51	1,997,729	1,599,909
2.00% 6/1/51	231,591	186,378
2.00% 11/1/51	81,923	65,691
2.50% 3/1/42	156,672	138,331
2.50% 4/1/42	80,164	70,679
2.50% 7/1/50	348,053	294,819
2.50% 10/1/50	304,461	258,910
2.50% 11/1/50	891,030	754,915
2.50% 12/1/50	953,551	805,125
2.50% 2/1/51	319,837	272,321
2.50% 7/1/51	72,187	60,996
2.50% 8/1/51	752,248	633,521
2.50% 9/1/51	79,045	66,604
2.50% 11/1/51	1,746,842	1,480,018
2.50% 1/1/52	2,658,659	2,245,600
2.50% 2/1/52	323,160	272,030
2.50% 4/1/52	1,992,283	1,684,708
3.00% 9/1/32	27,821	26,883
3.00% 10/1/32	14,656	14,150
3.00% 10/1/33	10,071	9,720
3.00% 7/1/42	164,679	148,507
3.00% 9/1/42	248,301	221,826
3.00% 1/1/47	480,777	427,424
3.00% 9/1/49	81,623	72,257
3.00% 11/1/49	80,775	71,309
3.00% 6/1/50	300,231	260,367
3.00% 8/1/50	1,476,417	1,294,383
3.00% 6/1/51	128,959	113,128
3.00% 10/1/51	78,506	68,906
3.00% 11/1/51	41,675	36,346
3.00% 1/1/52	2,844,632	2,497,234
3.00% 2/1/52	84,327	73,318
3.00% 3/1/52	162,480	142,290
LVIP Western Asset Core Bond Fund–4

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00% 4/1/52	321,109	$281,262
3.00% 8/1/52	2,442,654	2,148,049
•3.01% (RFUCCT1Y + 1.63%) 11/1/48	619,871	605,562
•3.11% (RFUCCT1Y + 1.62%) 2/1/50	356,813	353,765
•3.14% (RFUCCT1Y + 1.62%) 11/1/47	223,680	225,590
3.50% 1/1/38	238,293	227,878
3.50% 12/1/50	253,705	230,530
3.50% 1/1/52	72,799	66,142
4.00% 7/1/49	976,304	921,491
4.00% 7/1/50	90,379	85,689
4.00% 4/1/52	624,818	587,861
4.00% 2/1/53	415,030	391,410
4.50% 10/1/35	29,234	28,739
4.50% 3/1/47	78,525	77,165
4.50% 1/1/51	147,314	142,388
4.50% 7/1/52	245,127	235,733
4.50% 10/1/52	16,954	16,248
4.50% 11/1/52	515,541	495,180
4.50% 12/1/52	166,285	159,353
5.00% 7/1/52	608,194	598,879
5.00% 9/1/52	82,060	80,684
5.00% 11/1/52	331,480	326,069
5.00% 12/1/52	81,218	79,885
5.00% 1/1/53	249,435	245,817
5.00% 3/1/53	250,852	247,875
5.00% 4/1/53	695,403	690,011
5.00% 2/1/55	3,400,000	3,356,877
5.50% 12/1/52	85,979	86,690
5.50% 1/1/53	76,984	77,621
5.50% 3/1/53	179,834	180,645
5.50% 4/1/53	165,868	166,237
5.50% 5/1/53	331,127	333,075
5.50% 6/1/53	265,770	267,969
5.50% 7/1/53	175,031	175,984
5.50% 8/1/53	435,734	438,109
5.50% 9/1/53	185,366	186,247
5.50% 4/1/54	2,768,640	2,774,824
6.00% 12/1/52	361,811	369,117
6.00% 8/1/53	3,824,988	3,899,243
6.00% 10/1/53	2,455,746	2,518,787
6.00% 4/1/54	190,211	194,160
6.50% 1/1/53	121,524	126,281
6.50% 2/1/53	221,811	230,685
6.50% 4/1/53	141,991	147,671
6.50% 5/1/53	309,496	323,074
6.50% 11/1/53	757,744	787,070
6.50% 2/1/54	244,502	253,119
6.50% 4/1/54	182,847	189,494
Federal National Mortgage Association
1.50% 11/1/41	466,238	388,223
1.50% 2/1/42	376,220	311,790
2.00% 10/1/40	1,518,073	1,298,425
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 6/1/41	72,239	$61,701
2.00% 9/1/41	292,205	249,362
2.00% 10/1/41	225,617	192,393
2.00% 11/1/41	224,761	191,319
2.00% 12/1/41	692,092	589,970
2.00% 1/1/42	931,698	794,220
2.00% 2/1/42	696,818	592,265
2.00% 3/1/42	78,261	66,640
2.00% 4/1/42	161,316	137,111
2.00% 5/1/42	180,887	152,568
2.00% 8/1/42	932,587	794,711
2.00% 8/1/50	54,324	43,891
2.00% 9/1/50	545,633	438,126
2.00% 10/1/50	327,634	263,297
2.00% 2/1/51	935,838	754,752
2.00% 3/1/51	781,487	629,908
2.00% 4/1/51	130,257	105,062
2.00% 5/1/51	1,295,061	1,035,309
2.00% 8/1/51	396,467	318,029
2.00% 10/1/51	1,566,289	1,253,091
2.00% 11/1/51	154,944	124,838
2.00% 1/1/52	588,074	471,736
2.00% 2/1/52	157,731	127,374
2.00% 3/1/52	434,303	349,516
2.50% 9/1/36	82,107	75,490
2.50% 3/1/38	232,338	213,441
2.50% 11/1/40	155,578	135,866
2.50% 3/1/41	133,095	117,665
2.50% 4/1/41	274,787	242,071
2.50% 5/1/41	286,940	253,376
2.50% 11/1/41	383,593	338,321
2.50% 2/1/42	220,716	194,605
2.50% 3/1/42	230,450	203,186
2.50% 4/1/42	238,504	210,286
2.50% 5/1/42	80,294	70,794
2.50% 9/1/42	85,798	75,649
2.50% 6/1/50	53,559	45,189
2.50% 10/1/50	509,600	430,083
2.50% 11/1/50	146,065	123,344
2.50% 12/1/50	63,091	53,203
2.50% 1/1/51	337,039	284,321
2.50% 2/1/51	100,943	85,114
2.50% 3/1/51	65,235	55,129
2.50% 5/1/51	203,092	171,856
2.50% 6/1/51	190,989	161,335
2.50% 7/1/51	363,478	308,045
2.50% 8/1/51	218,042	184,132
2.50% 9/1/51	217,981	184,142
2.50% 10/1/51	598,707	504,849
2.50% 11/1/51	68,605	57,768
2.50% 12/1/51	615,982	518,139
2.50% 1/1/52	3,903,532	3,262,609
2.50% 2/1/52	1,123,725	946,940
2.50% 3/1/52	243,783	205,601
LVIP Western Asset Core Bond Fund–5

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 5/1/52	2,015,761	$1,689,277
2.50% 9/1/61	309,739	250,497
2.95% 7/1/27	342,700	332,375
3.00% 7/1/35	56,809	53,436
3.00% 2/1/36	141,393	132,437
3.00% 4/1/36	104,713	98,127
3.00% 7/1/36	236,163	221,639
3.00% 8/1/36	390,782	366,554
3.00% 10/1/36	264,674	247,882
3.00% 4/1/38	89,865	85,432
3.00% 6/1/38	121,286	114,435
3.00% 9/1/40	37,077	34,124
3.00% 1/1/41	59,314	55,377
3.00% 3/1/42	72,977	65,901
3.00% 5/1/42	162,517	146,404
3.00% 6/1/42	244,549	219,128
3.00% 6/1/43	15,657	14,034
3.00% 7/1/43	52,331	46,905
3.00% 10/1/43	43,158	38,683
3.00% 1/1/45	72,637	65,101
3.00% 10/1/46	165,996	147,304
3.00% 12/1/46	95,315	84,720
3.00% 1/1/47	1,332,670	1,191,328
3.00% 2/1/47	526,963	472,443
3.00% 11/1/48	74,249	66,545
3.00% 4/1/50	321,673	283,427
3.00% 10/1/50	132,572	116,968
3.00% 11/1/50	316,712	277,897
3.00% 5/1/51	2,702,392	2,376,674
3.00% 6/1/51	62,639	55,386
3.00% 8/1/51	326,967	288,239
3.00% 10/1/51	69,456	61,135
3.00% 11/1/51	2,009,431	1,762,219
3.00% 12/1/51	146,816	128,913
3.00% 1/1/52	1,542,348	1,349,160
3.00% 2/1/52	154,813	135,810
3.00% 3/1/52	1,440,963	1,268,225
3.00% 4/1/52	321,282	280,981
3.00% 5/1/52	424,626	368,629
3.50% 4/1/32	272,091	266,707
3.50% 12/1/34	74,681	72,215
3.50% 1/1/35	43,672	42,219
3.50% 2/1/37	34,286	32,953
3.50% 12/1/37	31,170	29,619
3.50% 8/1/39	40,859	39,390
3.50% 2/1/40	112,796	107,486
3.50% 12/1/42	27,530	25,661
3.50% 3/1/43	180,364	168,731
3.50% 11/1/44	1,605,372	1,488,390
3.50% 12/1/46	214,591	200,021
3.50% 12/1/47	467,005	426,596
3.50% 11/1/48	2,084,506	1,919,296
3.50% 12/1/51	74,089	67,727
3.50% 1/1/52	153,773	140,559
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.50% 3/1/52	78,168	$71,093
3.50% 4/1/52	319,049	290,170
3.50% 5/1/52	1,630,725	1,483,803
4.00% 11/1/42	140,425	134,996
4.00% 4/1/44	284,095	272,114
4.00% 10/1/44	1,601,674	1,523,453
4.00% 12/1/44	80,755	77,380
4.00% 5/1/47	204,171	192,626
4.00% 10/1/48	124,841	117,086
4.00% 1/1/49	149,783	141,419
4.00% 4/1/52	485,269	456,569
4.00% 7/1/52	511,867	478,603
4.00% 6/1/57	221,510	206,876
4.27% 10/1/32	96,398	94,899
4.50% 6/1/39	118,495	117,047
4.50% 10/1/43	144,364	142,480
4.50% 3/1/46	192,076	188,063
4.50% 6/1/48	66,689	65,200
4.50% 7/1/48	96,370	93,879
4.50% 8/1/48	154,110	150,062
4.50% 11/1/48	87,951	85,642
4.50% 7/1/49	50,642	48,932
4.50% 9/1/49	477,857	465,411
4.50% 1/1/50	751,905	738,116
4.50% 3/1/50	77,469	75,848
4.50% 5/1/50	98,250	95,022
4.50% 9/1/51	59,508	57,435
4.50% 8/1/52	663,434	635,681
4.50% 9/1/52	245,867	236,994
4.50% 11/1/52	176,855	169,428
4.50% 1/1/53	161,908	155,153
4.50% 9/1/57	284,031	272,463
4.50% 8/1/58	281,011	269,569
4.50% 1/1/59	38,935	37,253
5.00% 9/1/48	160,517	159,130
5.00% 9/1/49	217,748	217,777
5.00% 6/1/52	152,736	151,123
5.00% 7/1/52	387,588	385,573
5.00% 11/1/52	225,582	221,924
5.00% 1/1/53	85,500	84,295
5.00% 2/1/53	175,950	173,306
5.00% 4/1/53	80,535	79,400
5.50% 6/1/41	44,384	45,138
5.50% 5/1/44	685,991	703,612
5.50% 1/1/53	1,464,034	1,466,451
5.50% 2/1/53	80,056	80,663
5.50% 4/1/53	259,696	261,845
5.50% 5/1/53	349,833	350,924
5.50% 8/1/53	262,264	263,447
5.50% 9/1/53	713,367	718,848
5.50% 9/1/54	1,952,592	1,950,536
6.00% 10/1/39	78,587	81,543
6.00% 7/1/41	146,626	152,875
6.00% 1/1/53	79,254	80,738
LVIP Western Asset Core Bond Fund–6

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
6.00% 5/1/53	249,148	$255,437
6.00% 6/1/53	1,619,130	1,663,621
6.00% 7/1/53	509,956	523,492
6.50% 11/1/52	71,209	74,410
6.50% 1/1/53	442,995	462,231
6.50% 2/1/53	66,270	68,779
6.50% 12/1/53	241,212	249,805
6.50% 1/1/54	169,542	176,329
6.50% 3/1/54	169,530	175,570
6.50% 6/1/54	1,367,424	1,410,748
Government National Mortgage Association
2.00% 8/20/50	110,851	90,703
2.00% 10/20/50	2,079,296	1,701,369
2.00% 12/20/50	1,631,642	1,331,636
2.00% 1/20/51	1,576,604	1,290,044
2.00% 2/20/51	1,917,999	1,556,159
2.00% 3/20/51	618,272	495,506
2.00% 4/20/51	580,341	462,470
2.50% 10/20/49	196,395	168,650
2.50% 12/20/50	197,450	166,820
2.50% 1/20/51	108,218	92,364
2.50% 2/20/51	77,460	66,101
2.50% 5/20/51	515,817	439,600
2.50% 6/20/51	74,137	62,781
2.50% 7/20/51	213,058	180,109
2.50% 8/20/51	144,098	122,066
2.50% 10/20/51	666,247	564,663
2.50% 11/20/51	74,971	63,441
2.50% 12/20/51	609,403	512,839
3.00% 9/15/42	91,347	82,940
3.00% 10/15/42	12,103	10,989
3.00% 1/20/46	13,242	11,911
3.00% 8/20/46	85,893	77,173
3.00% 11/20/46	46,672	41,898
3.00% 2/20/47	17,840	16,011
3.00% 9/20/47	59,989	53,759
3.00% 2/20/48	3,886	3,483
3.00% 1/20/50	218,121	190,455
3.00% 3/20/50	167,319	146,401
3.00% 2/20/51	1,942,871	1,724,599
3.00% 11/20/51	229,373	201,963
3.00% 2/20/52	621,220	546,792
3.00% 3/20/52	1,990,183	1,751,962
3.00% 4/20/52	578,152	505,929
3.50% 4/20/45	50,097	46,554
3.50% 11/20/45	56,323	52,249
3.50% 1/20/46	33,644	31,193
3.50% 3/20/46	155,543	144,683
3.50% 4/20/46	95,586	88,549
3.50% 5/20/46	35,898	33,255
3.50% 6/20/46	61,456	56,896
3.50% 7/20/46	37,268	34,620
3.50% 9/20/46	13,608	12,596
3.50% 9/20/47	536,836	494,646
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.50% 10/20/47	85,998	$79,407
3.50% 2/20/48	325,416	300,312
3.50% 9/20/48	1,467,169	1,355,006
3.50% 10/20/48	24,795	22,905
3.50% 11/20/48	307,775	284,048
3.50% 10/20/49	23,421	21,439
3.50% 2/20/50	26,001	23,799
3.50% 5/15/50	68,347	62,562
3.50% 3/20/52	85,875	77,513
3.50% 6/20/52	71,704	64,768
4.00% 10/20/44	7,206	6,891
4.00% 8/20/46	130,070	123,629
4.00% 2/20/47	41,051	38,940
4.00% 6/20/47	315,548	299,301
4.00% 9/20/47	201,563	190,853
4.00% 11/20/47	96,903	91,714
4.00% 12/20/47	47,963	45,328
4.00% 2/20/48	131,703	123,641
4.00% 3/20/48	431,889	408,226
4.00% 4/20/48	26,663	25,103
4.00% 5/20/48	48,043	45,470
4.00% 8/20/48	124,973	117,934
4.00% 9/20/48	31,315	29,560
4.00% 2/20/49	237,250	223,960
4.00% 3/20/49	72,922	68,837
4.00% 4/20/49	60,931	57,518
4.00% 10/20/49	25,874	24,458
4.00% 11/20/49	178,410	168,656
4.00% 1/20/50	30,841	28,576
4.00% 2/20/50	138,787	130,832
4.00% 4/20/50	79,150	74,421
4.00% 6/20/52	163,343	153,399
4.00% 8/20/52	167,604	157,259
4.00% 10/20/52	341,229	320,536
4.50% 7/20/32	2,387	2,355
4.50% 6/20/34	485	478
4.50% 2/20/40	2,043	2,012
4.50% 8/20/45	2,751	2,695
4.50% 8/20/47	56,983	55,540
4.50% 4/20/48	91,954	89,497
4.50% 5/20/48	8,080	7,861
4.50% 6/20/48	118,146	114,922
4.50% 8/20/48	424,152	412,514
4.50% 10/20/48	83,416	81,118
4.50% 12/20/48	160,827	156,381
4.50% 1/20/49	170,410	165,263
4.50% 2/20/49	149,996	145,836
4.50% 3/20/49	316,149	307,380
4.50% 2/20/50	237,579	230,988
4.50% 3/20/50	29,804	28,970
4.50% 5/20/50	336,907	326,850
4.50% 11/20/50	159,623	155,228
4.50% 12/20/50	30,183	29,307
4.50% 8/20/52	249,456	239,705
LVIP Western Asset Core Bond Fund–7

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.50% 9/20/52	320,502	$308,982
4.50% 11/20/52	84,982	81,942
5.00% 5/20/48	31,932	31,893
5.00% 6/20/48	24,077	24,029
5.00% 9/20/48	40,832	40,707
5.00% 10/20/48	166,347	166,068
5.00% 11/20/48	77,107	76,846
5.00% 12/20/48	110,986	110,680
5.00% 1/20/49	118,459	117,804
5.00% 4/20/49	71,245	71,070
5.00% 9/20/49	67,415	67,312
5.00% 11/20/49	42,829	42,763
5.00% 1/20/50	62,296	62,163
5.00% 8/20/52	1,769,960	1,750,369
5.00% 9/20/52	165,991	164,456
5.00% 10/20/52	244,714	241,102
5.00% 12/20/52	82,958	81,961
5.00% 1/20/53	248,727	246,585
5.00% 5/20/53	1,119,219	1,109,580
5.00% 8/20/53	1,056,894	1,046,230
5.50% 11/20/52	155,152	156,079
5.50% 1/20/53	608,683	610,350
5.50% 2/20/53	326,173	327,886
5.50% 3/20/53	659,034	663,921
5.50% 5/20/53	1,464,088	1,469,104
5.50% 7/20/53	174,898	176,740
5.50% 8/20/53	712,380	719,439
6.00% 7/20/53	88,658	91,048
6.00% 9/20/53	914,042	941,972
6.00% 1/20/54	2,145,997	2,211,393
6.00% 2/20/54	2,145,817	2,208,951
6.50% 9/20/53	152,260	157,961
6.50% 11/20/53	75,538	78,274
6.50% 1/20/54	2,414,702	2,501,212
Total Agency Mortgage-Backed Securities (Cost $163,645,015)		157,560,263
CORPORATE BONDS–30.01%
Aerospace & Defense–0.99%
Boeing Co.
2.70% 2/1/27	210,000	202,527
2.80% 3/1/27	80,000	77,062
3.10% 5/1/26	60,000	58,951
3.20% 3/1/29	200,000	187,779
3.25% 2/1/35	320,000	263,493
3.75% 2/1/50	30,000	21,027
5.15% 5/1/30	260,000	261,613
General Dynamics Corp.
4.25% 4/1/40	10,000	8,839
4.25% 4/1/50	160,000	132,775
L3Harris Technologies, Inc. 4.85% 4/27/35	140,000	135,164
Lockheed Martin Corp.
4.15% 6/15/53	920,000	735,781
4.50% 5/15/36	200,000	191,114
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
Lockheed Martin Corp. (continued)
5.20% 2/15/64	90,000	$83,465
Northrop Grumman Corp.
3.25% 1/15/28	160,000	154,900
5.25% 5/1/50	1,060,000	1,002,354
RTX Corp.
2.25% 7/1/30	180,000	159,889
3.13% 7/1/50	480,000	316,891
3.95% 8/16/25	230,000	229,465
4.13% 11/16/28	310,000	305,628
4.50% 6/1/42	120,000	105,552
6.00% 3/15/31	460,000	488,550
		5,122,819
Agriculture–0.69%
Altria Group, Inc.
2.35% 5/6/25	50,000	49,875
2.45% 2/4/32	410,000	345,892
3.40% 2/4/41	190,000	139,343
4.80% 2/14/29	27,000	27,055
5.80% 2/14/39	130,000	130,610
5.95% 2/14/49	370,000	365,234
6.20% 2/14/59	158,000	158,279
6.88% 11/1/33	650,000	716,665
BAT Capital Corp.
3.56% 8/15/27	185,000	180,531
3.73% 9/25/40	180,000	139,249
4.54% 8/15/47	270,000	215,675
6.25% 8/15/55	90,000	89,815
Philip Morris International, Inc.
2.10% 5/1/30	250,000	221,178
4.50% 3/20/42	560,000	491,587
4.88% 2/13/29	130,000	131,369
5.13% 2/13/31	30,000	30,523
5.25% 2/13/34	100,000	100,938
Reynolds American, Inc. 5.85% 8/15/45	50,000	47,713
		3,581,531
Airlines–0.11%
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.50% 10/20/25	88,752	88,444
4.75% 10/20/28	500,000	497,922
		586,366
Apparel–0.10%
NIKE, Inc.
2.75% 3/27/27	100,000	97,244
2.85% 3/27/30	380,000	351,770
3.25% 3/27/40	100,000	78,959
		527,973
LVIP Western Asset Core Bond Fund–8

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers–0.10%
BMW U.S. Capital LLC 2.80% 4/11/26	154,000	$151,368
Ford Motor Co. 6.10% 8/19/32	270,000	264,736
General Motors Co.
5.60% 10/15/32	70,000	69,422
6.75% 4/1/46	41,000	41,558
		527,084
Banks–9.42%
Bank of America Corp.
μ1.32% 6/19/26	560,000	555,998
μ1.90% 7/23/31	410,000	352,563
μ2.57% 10/20/32	670,000	578,043
μ2.59% 4/29/31	240,000	215,565
μ2.97% 2/4/33	1,070,000	938,166
μ3.59% 7/21/28	890,000	870,943
μ3.97% 3/5/29	480,000	471,515
μ3.97% 2/7/30	280,000	272,451
μ4.08% 3/20/51	1,160,000	911,496
4.25% 10/22/26	810,000	807,428
μ4.33% 3/15/50	230,000	189,619
4.45% 3/3/26	1,221,000	1,219,021
5.00% 1/21/44	40,000	37,470
Bank of Montreal
1.85% 5/1/25	400,000	399,080
μ3.80% 12/15/32	70,000	67,625
Bank of New York Mellon Corp. 1.60% 4/24/25	120,000	119,773
Bank of Nova Scotia
1.30% 6/11/25	210,000	208,658
3.45% 4/11/25	510,000	509,813
μ4.59% 5/4/37	180,000	166,275
μBarclays PLC 4.97% 5/16/29	450,000	451,435
BNP Paribas SA
μ2.22% 6/9/26	260,000	258,714
4.40% 8/14/28	430,000	424,732
μ5.13% 1/13/29	650,000	656,933
μ5.20% 1/10/30	300,000	302,979
μ5.89% 12/5/34	790,000	826,103
Citigroup, Inc.
μ2.52% 11/3/32	240,000	204,983
μ2.57% 6/3/31	1,010,000	899,430
μ3.11% 4/8/26	160,000	159,947
3.30% 4/27/25	970,000	968,897
μ3.79% 3/17/33	390,000	356,736
4.45% 9/29/27	2,380,000	2,368,792
4.65% 7/23/48	490,000	417,469
μ4.66% 5/24/28	90,000	90,114
4.75% 5/18/46	150,000	127,172
μ4.91% 5/24/33	620,000	607,971
6.13% 8/25/36	250,000	257,184
8.13% 7/15/39	10,000	12,405
Cooperatieve Rabobank UA
μ3.65% 4/6/28	250,000	245,110
μ3.76% 4/6/33	250,000	229,170
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Cooperatieve Rabobank UA (continued)
4.38% 8/4/25	860,000	$857,842
μCredit Agricole SA 1.91% 6/16/26	250,000	248,471
Goldman Sachs Group, Inc.
μ2.65% 10/21/32	950,000	821,048
μ2.91% 7/21/42	180,000	127,144
μ3.21% 4/22/42	80,000	58,992
3.50% 4/1/25	150,000	150,000
3.50% 11/16/26	840,000	826,967
μ3.62% 3/15/28	90,000	88,330
μ3.69% 6/5/28	720,000	706,244
μ4.22% 5/1/29	560,000	552,275
4.25% 10/21/25	500,000	498,714
4.75% 10/21/45	260,000	229,628
5.15% 5/22/45	190,000	172,265
6.25% 2/1/41	400,000	421,837
6.75% 10/1/37	180,000	194,648
μHSBC Holdings PLC 4.04% 3/13/28	630,000	622,114
JPMorgan Chase & Co.
μ2.08% 4/22/26	380,000	379,380
μ2.52% 4/22/31	970,000	870,400
μ2.55% 11/8/32	1,040,000	899,456
μ3.11% 4/22/51	240,000	159,794
3.63% 12/1/27	130,000	127,509
μ4.20% 7/23/29	290,000	286,134
4.25% 10/1/27	1,148,000	1,147,530
μ4.45% 12/5/29	460,000	456,801
Lloyds Banking Group PLC 4.65% 3/24/26	340,000	339,233
μMitsubishi UFJ Financial Group, Inc.
3.84% 4/17/26	200,000	199,907
4.08% 4/19/28	200,000	198,119
μMorgan Stanley
2.19% 4/28/26	530,000	528,952
2.70% 1/22/31	540,000	489,209
3.62% 4/1/31	1,110,000	1,048,074
3.77% 1/24/29	390,000	381,470
4.43% 1/23/30	20,000	19,747
5.32% 7/19/35	680,000	680,070
5.47% 1/18/35	160,000	161,892
National Securities Clearing Corp. 1.50% 4/23/25	250,000	249,519
μNatWest Group PLC 4.89% 5/18/29	200,000	200,374
PNC Bank NA 3.88% 4/10/25	250,000	249,948
μPNC Financial Services Group, Inc.
5.58% 6/12/29	370,000	380,458
5.81% 6/12/26	130,000	130,208
Royal Bank of Canada
1.15% 6/10/25	200,000	198,688
LVIP Western Asset Core Bond Fund–9

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Royal Bank of Canada (continued)
3.88% 5/4/32	600,000	$562,814
5.15% 2/1/34	80,000	80,607
Toronto-Dominion Bank
1.15% 6/12/25	200,000	198,630
4.46% 6/8/32	170,000	164,129
μTruist Financial Corp. 6.05% 6/8/27	250,000	254,162
U.S. Bancorp
1.45% 5/12/25	460,000	458,261
μ2.22% 1/27/28	40,000	38,392
μ5.78% 6/12/29	270,000	278,462
μ5.84% 6/12/34	100,000	103,191
UBS AG
2.95% 4/9/25	250,000	249,890
5.00% 7/9/27	490,000	495,641
7.50% 2/15/28	820,000	883,036
UBS Group AG
4.13% 4/15/26	286,000	284,868
μ4.19% 4/1/31	400,000	385,620
4.25% 3/23/28	890,000	878,759
μ4.49% 5/12/26	200,000	199,930
4.55% 4/17/26	271,000	271,123
μ4.75% 5/12/28	410,000	410,229
μ9.02% 11/15/33	750,000	916,496
Wells Fargo & Co.
μ2.19% 4/30/26	680,000	678,580
μ2.39% 6/2/28	230,000	219,515
μ2.88% 10/30/30	430,000	396,303
3.00% 10/23/26	330,000	322,703
μ3.35% 3/2/33	640,000	574,222
4.15% 1/24/29	410,000	404,227
4.30% 7/22/27	204,000	203,156
4.40% 6/14/46	610,000	492,412
μ4.48% 4/4/31	390,000	383,337
4.65% 11/4/44	10,000	8,486
4.75% 12/7/46	580,000	488,882
4.90% 11/17/45	360,000	312,046
μ5.01% 4/4/51	2,310,000	2,079,216
		48,794,494
Beverages–0.42%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.90% 2/1/46	750,000	691,564
Anheuser-Busch InBev Worldwide, Inc.
3.50% 6/1/30	680,000	647,946
4.75% 1/23/29	120,000	121,203
5.55% 1/23/49	510,000	510,646
Constellation Brands, Inc.
2.25% 8/1/31	30,000	25,420
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Constellation Brands, Inc. (continued)
4.35% 5/9/27	160,000	$159,346
		2,156,125
Biotechnology–0.03%
Gilead Sciences, Inc. 4.75% 3/1/46	160,000	143,923
		143,923
Chemicals–0.29%
EQUATE Petrochemical Co. KSC 4.25% 11/3/26	510,000	504,228
MEGlobal BV 2.63% 4/28/28	770,000	717,233
OCP SA 4.50% 10/22/25	297,000	295,506
		1,516,967
Commercial Services–0.38%
Cintas Corp. No. 2
3.70% 4/1/27	160,000	157,848
4.00% 5/1/32	100,000	95,199
DP World Ltd.
4.70% 9/30/49	630,000	539,154
5.63% 9/25/48	970,000	927,770
PayPal Holdings, Inc.
2.30% 6/1/30	120,000	107,350
4.40% 6/1/32	70,000	68,195
5.15% 6/1/34	80,000	80,349
		1,975,865
Cosmetics & Personal Care–0.17%
Haleon U.S. Capital LLC
3.38% 3/24/27	250,000	245,016
3.63% 3/24/32	250,000	230,182
Kenvue, Inc. 4.90% 3/22/33	290,000	290,467
Procter & Gamble Co. 3.00% 3/25/30	120,000	112,971
		878,636
Diversified Financial Services–0.72%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	370,000	357,565
3.00% 10/29/28	1,070,000	1,005,490
Air Lease Corp.
3.38% 7/1/25	130,000	129,581
5.30% 2/1/28	180,000	183,098
American Express Co. 4.05% 5/3/29	250,000	247,128
Charles Schwab Corp.
5.88% 8/24/26	540,000	550,015
μ6.14% 8/24/34	110,000	117,076
Intercontinental Exchange, Inc. 4.60% 3/15/33	80,000	78,411
LVIP Western Asset Core Bond Fund–10

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Mastercard, Inc. 3.85% 3/26/50	660,000	$522,638
Visa, Inc. 4.30% 12/14/45	610,000	531,819
		3,722,821
Electric–0.91%
American Transmission Systems, Inc. 2.65% 1/15/32	80,000	68,709
Cleveland Electric Illuminating Co. 3.50% 4/1/28	70,000	67,380
Comision Federal de Electricidad 3.88% 7/26/33	1,220,000	1,004,785
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	80,000	75,666
3.95% 4/1/50	60,000	46,419
FirstEnergy Corp.
1.60% 1/15/26	80,000	77,977
3.90% 7/15/27	510,000	501,470
Florida Power & Light Co. 5.70% 3/15/55	240,000	245,032
Georgia Power Co. 5.20% 3/15/35	210,000	211,402
MidAmerican Energy Co. 3.65% 4/15/29	260,000	252,094
Mid-Atlantic Interstate Transmission LLC 4.10% 5/15/28	200,000	197,614
Oncor Electric Delivery Co. LLC
5.35% 4/1/35	120,000	121,336
5.80% 4/1/55	150,000	150,582
Pacific Gas & Electric Co.
2.10% 8/1/27	50,000	46,901
2.50% 2/1/31	110,000	94,557
3.30% 8/1/40	230,000	169,132
3.50% 8/1/50	50,000	33,235
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	310,000	304,459
5.45% 5/21/28	200,000	201,987
6.15% 5/21/48	890,000	858,454
		4,729,191
Electrical Components & Equipment–0.04%
Emerson Electric Co. 2.80% 12/21/51	350,000	219,758
		219,758
Electronics–0.08%
Honeywell International, Inc. 5.00% 3/1/35	400,000	398,499
		398,499
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment–0.13%
Warnermedia Holdings, Inc.
3.76% 3/15/27	100,000	$97,536
4.05% 3/15/29	130,000	122,428
4.28% 3/15/32	350,000	308,364
5.05% 3/15/42	50,000	39,990
5.14% 3/15/52	90,000	65,610
5.39% 3/15/62	80,000	57,911
		691,839
Environmental Control–0.05%
Waste Connections, Inc. 5.00% 3/1/34	240,000	239,192
		239,192
Food–0.40%
Kroger Co. 5.00% 9/15/34	220,000	214,998
Mars, Inc.
2.38% 7/16/40	300,000	209,044
2.70% 4/1/25	80,000	80,000
3.20% 4/1/30	250,000	234,819
5.00% 3/1/32	70,000	70,303
5.20% 3/1/35	170,000	170,851
5.70% 5/1/55	800,000	799,324
Mondelez International, Inc. 1.50% 5/4/25	270,000	269,155
		2,048,494
Forest Products & Paper–0.06%
Suzano Austria GmbH 3.13% 1/15/32	380,000	323,627
		323,627
Health Care Products–0.36%
Abbott Laboratories 4.75% 11/30/36	160,000	157,487
Solventum Corp.
5.40% 3/1/29	310,000	316,234
5.45% 3/13/31	310,000	315,820
5.60% 3/23/34	630,000	638,609
5.90% 4/30/54	450,000	445,091
		1,873,241
Health Care Services–0.73%
Cigna Group
4.38% 10/15/28	600,000	595,420
4.80% 8/15/38	130,000	121,472
Elevance Health, Inc.
3.65% 12/1/27	100,000	98,065
4.10% 5/15/32	190,000	180,106
4.55% 5/15/52	160,000	131,560
Humana, Inc.
3.13% 8/15/29	260,000	242,023
3.70% 3/23/29	420,000	402,397
3.95% 3/15/27	290,000	286,016
4.50% 4/1/25	40,000	40,000
LVIP Western Asset Core Bond Fund–11

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Roche Holdings, Inc. 2.61% 12/13/51	300,000	$181,396
UnitedHealth Group, Inc.
1.25% 1/15/26	70,000	68,345
2.00% 5/15/30	230,000	203,169
2.30% 5/15/31	40,000	35,004
2.90% 5/15/50	120,000	75,644
3.13% 5/15/60	20,000	12,122
3.70% 8/15/49	560,000	411,632
3.88% 12/15/28	70,000	68,723
3.88% 8/15/59	160,000	114,650
4.00% 5/15/29	200,000	196,559
4.20% 5/15/32	240,000	230,747
4.25% 6/15/48	50,000	40,578
4.45% 12/15/48	40,000	33,397
		3,769,025
Household Products Ware–0.01%
Kimberly-Clark Corp. 3.10% 3/26/30	60,000	56,243
		56,243
Housewares–0.01%
Newell Brands, Inc. 5.70% 4/1/26	69,000	68,915
		68,915
Insurance–0.31%
Aon North America, Inc. 5.45% 3/1/34	540,000	549,840
Berkshire Hathaway Finance Corp. 4.25% 1/15/49	280,000	237,063
Chubb INA Holdings LLC 3.35% 5/3/26	140,000	138,490
Guardian Life Global Funding 1.10% 6/23/25	80,000	79,357
MetLife, Inc. 6.40% 12/15/66	380,000	385,418
New York Life Global Funding 0.95% 6/24/25	140,000	138,824
Principal Life Global Funding II 1.25% 6/23/25	70,000	69,446
		1,598,438
Internet–0.87%
Alphabet, Inc.
1.10% 8/15/30	360,000	306,678
1.90% 8/15/40	150,000	100,467
Amazon.com, Inc.
1.50% 6/3/30	340,000	295,313
2.10% 5/12/31	230,000	200,486
2.50% 6/3/50	1,750,000	1,058,632
3.15% 8/22/27	330,000	322,698
3.30% 4/13/27	70,000	68,824
3.45% 4/13/29	140,000	136,559
3.60% 4/13/32	590,000	555,970
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Internet (continued)
Amazon.com, Inc. (continued)
3.88% 8/22/37	120,000	$107,883
4.25% 8/22/57	50,000	41,160
4.95% 12/5/44	150,000	145,607
Meta Platforms, Inc. 4.75% 8/15/34	430,000	426,948
Prosus NV
3.68% 1/21/30	200,000	184,771
4.03% 8/3/50	850,000	571,273
		4,523,269
Lodging–0.19%
Las Vegas Sands Corp. 6.00% 8/15/29	140,000	143,095
Sands China Ltd.
4.38% 6/18/30	600,000	567,358
5.13% 8/8/25	270,000	269,767
		980,220
Machinery Diversified–0.06%
Deere & Co.
3.10% 4/15/30	150,000	140,771
3.75% 4/15/50	100,000	77,868
Otis Worldwide Corp. 2.06% 4/5/25	100,000	99,943
		318,582
Media–1.42%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	90,000	61,566
4.20% 3/15/28	420,000	411,885
4.40% 4/1/33	540,000	488,208
4.80% 3/1/50	230,000	173,405
4.91% 7/23/25	174,000	173,958
5.05% 3/30/29	410,000	408,106
5.13% 7/1/49	370,000	293,667
5.38% 4/1/38	400,000	360,598
5.38% 5/1/47	200,000	165,716
5.50% 4/1/63	150,000	120,457
6.48% 10/23/45	290,000	275,696
6.55% 6/1/34	120,000	123,441
Comcast Corp.
2.80% 1/15/51	290,000	174,806
2.89% 11/1/51	320,000	195,159
2.94% 11/1/56	54,000	31,728
3.15% 3/1/26	266,000	262,847
3.25% 11/1/39	30,000	23,296
3.40% 4/1/30	180,000	170,335
3.40% 7/15/46	20,000	14,312
3.45% 2/1/50	120,000	83,067
3.75% 4/1/40	100,000	82,028
LVIP Western Asset Core Bond Fund–12

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Comcast Corp. (continued)
3.97% 11/1/47	350,000	$270,239
4.00% 8/15/47	40,000	31,219
4.00% 3/1/48	30,000	23,231
4.00% 11/1/49	30,000	23,015
4.05% 11/1/52	590,000	448,268
4.15% 10/15/28	730,000	722,039
4.25% 10/15/30	570,000	559,389
4.95% 10/15/58	30,000	26,090
Fox Corp. 5.48% 1/25/39	710,000	684,566
Time Warner Cable LLC
6.55% 5/1/37	60,000	59,515
7.30% 7/1/38	270,000	283,453
Walt Disney Co. 6.65% 11/15/37	110,000	124,852
		7,350,157
Mining–0.62%
Barrick PD Australia Finance Pty. Ltd. 5.95% 10/15/39	390,000	400,129
BHP Billiton Finance USA Ltd. 5.00% 9/30/43	220,000	205,827
Freeport-McMoRan, Inc.
5.40% 11/14/34	270,000	270,045
5.45% 3/15/43	180,000	168,777
Glencore Funding LLC
3.88% 10/27/27	30,000	29,389
4.00% 3/27/27	130,000	128,226
5.67% 4/1/35	480,000	481,633
6.14% 4/1/55	210,000	211,297
Southern Copper Corp. 5.25% 11/8/42	1,390,000	1,285,410
		3,180,733
Miscellaneous Manufacturing–0.04%
Eaton Corp. 4.15% 11/2/42	250,000	214,464
		214,464
Oil & Gas–2.70%
APA Corp. 6.00% 1/15/37	533,000	519,958
BP Capital Markets America, Inc.
2.77% 11/10/50	70,000	42,983
2.94% 6/4/51	50,000	31,548
3.00% 2/24/50	440,000	284,427
3.41% 2/11/26	50,000	49,566
3.63% 4/6/30	140,000	133,594
Chevron Corp.
2.00% 5/11/27	60,000	57,391
3.08% 5/11/50	150,000	101,947
Chevron USA, Inc.
3.25% 10/15/29	490,000	467,630
3.85% 1/15/28	160,000	159,152
Continental Resources, Inc.
4.38% 1/15/28	480,000	470,423
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Continental Resources, Inc. (continued)
4.90% 6/1/44	70,000	$56,776
5.75% 1/15/31	10,000	10,077
Coterra Energy, Inc.
3.90% 5/15/27	300,000	295,339
4.38% 3/15/29	850,000	837,665
Devon Energy Corp.
4.50% 1/15/30	195,000	191,532
4.75% 5/15/42	50,000	41,956
5.00% 6/15/45	815,000	691,406
5.60% 7/15/41	297,000	277,130
5.85% 12/15/25	180,000	180,942
Diamondback Energy, Inc.
3.13% 3/24/31	360,000	325,838
3.25% 12/1/26	110,000	107,848
3.50% 12/1/29	440,000	416,163
Ecopetrol SA 5.88% 5/28/45	970,000	681,132
EOG Resources, Inc. 4.38% 4/15/30	190,000	187,958
EQT Corp. 7.00% 2/1/30	220,000	237,229
Exxon Mobil Corp.
2.44% 8/16/29	290,000	270,307
3.45% 4/15/51	180,000	128,724
3.48% 3/19/30	220,000	211,227
4.11% 3/1/46	180,000	148,137
4.33% 3/19/50	30,000	25,038
KazMunayGas National Co. JSC
5.38% 4/24/30	250,000	247,065
5.75% 4/19/47	1,810,000	1,578,639
Occidental Petroleum Corp.
3.00% 2/15/27	200,000	194,368
3.50% 8/15/29	120,000	111,639
4.10% 2/15/47	180,000	123,853
4.20% 3/15/48	40,000	28,542
4.40% 4/15/46	90,000	67,481
4.50% 7/15/44	560,000	420,284
4.63% 6/15/45	280,000	212,775
5.55% 3/15/26	50,000	50,201
Pertamina Persero PT 6.00% 5/3/42	430,000	416,837
Petroleos del Peru SA 4.75% 6/19/32	670,000	501,406
Petroleos Mexicanos 6.88% 8/4/26	85,000	84,475
Pioneer Natural Resources Co.
1.13% 1/15/26	50,000	48,714
1.90% 8/15/30	200,000	173,832
2.15% 1/15/31	440,000	383,345
Reliance Industries Ltd.
2.88% 1/12/32	360,000	312,591
3.63% 1/12/52	630,000	436,433
LVIP Western Asset Core Bond Fund–13

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Shell Finance U.S., Inc.
2.38% 11/7/29	50,000	$45,765
2.75% 4/6/30	100,000	91,993
3.25% 4/6/50	380,000	262,291
4.00% 5/10/46	660,000	528,682
		13,962,254
Oil & Gas Services–0.03%
Halliburton Co. 5.00% 11/15/45	70,000	62,981
Schlumberger Holdings Corp. 3.90% 5/17/28	75,000	73,842
		136,823
Pharmaceuticals–1.55%
AbbVie, Inc.
2.95% 11/21/26	160,000	156,620
3.20% 11/21/29	1,200,000	1,133,559
3.60% 5/14/25	150,000	149,812
4.25% 11/21/49	380,000	314,820
4.55% 3/15/35	20,000	19,308
4.80% 3/15/29	300,000	303,809
4.88% 11/14/48	30,000	27,498
4.95% 3/15/31	130,000	132,077
5.05% 3/15/34	180,000	181,276
Becton Dickinson & Co. 4.69% 12/15/44	113,000	98,828
Bristol-Myers Squibb Co.
3.40% 7/26/29	81,000	77,725
5.10% 2/22/31	160,000	163,817
5.20% 2/22/34	450,000	457,850
5.55% 2/22/54	90,000	88,694
5.65% 2/22/64	60,000	58,787
CVS Health Corp.
1.88% 2/28/31	50,000	41,817
2.13% 9/15/31	180,000	150,008
3.63% 4/1/27	70,000	68,675
3.75% 4/1/30	230,000	217,052
3.88% 7/20/25	480,000	478,609
4.13% 4/1/40	30,000	24,394
4.30% 3/25/28	392,000	387,274
5.13% 7/20/45	270,000	235,397
Eli Lilly & Co.
4.60% 8/14/34	190,000	186,751
4.70% 2/9/34	420,000	415,466
5.00% 2/9/54	40,000	37,504
5.10% 2/9/64	330,000	307,676
Johnson & Johnson 2.10% 9/1/40	440,000	303,353
Merck & Co., Inc.
1.45% 6/24/30	600,000	516,033
2.75% 12/10/51	50,000	30,947
Pfizer, Inc.
1.70% 5/28/30	1,030,000	898,954
2.63% 4/1/30	220,000	201,211
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Pfizer, Inc. (continued)
2.70% 5/28/50	240,000	$148,307
		8,013,908
Pipelines–2.08%
Cameron LNG LLC 3.30% 1/15/35	760,000	643,272
Columbia Pipelines Holding Co. LLC 6.04% 8/15/28	1,240,000	1,282,517
Energy Transfer LP
2.90% 5/15/25	130,000	129,697
3.75% 5/15/30	1,240,000	1,172,423
4.95% 6/15/28	80,000	80,535
5.25% 4/15/29	250,000	252,928
5.30% 4/1/44	20,000	17,939
5.40% 10/1/47	210,000	188,055
5.50% 6/1/27	170,000	172,586
5.55% 5/15/34	210,000	209,871
6.25% 4/15/49	410,000	406,739
Enterprise Products Operating LLC
2.80% 1/31/30	470,000	434,217
3.13% 7/31/29	50,000	47,361
3.70% 1/31/51	320,000	232,466
3.95% 2/15/27	303,000	301,369
3.95% 1/31/60	90,000	65,752
4.15% 10/16/28	260,000	257,486
4.85% 1/31/34	480,000	472,778
4.85% 3/15/44	40,000	36,294
5.10% 2/15/45	180,000	167,328
μ5.38% 2/15/78	70,000	68,471
5.55% 2/16/55	40,000	38,851
6.65% 10/15/34	110,000	121,958
7.55% 4/15/38	40,000	47,730
Kinder Morgan Energy Partners LP 5.50% 3/1/44	140,000	131,661
Kinder Morgan, Inc.
4.30% 6/1/25	150,000	149,849
4.30% 3/1/28	220,000	218,374
MPLX LP
4.50% 4/15/38	230,000	201,960
4.80% 2/15/29	310,000	310,531
5.20% 3/1/47	100,000	87,970
5.20% 12/1/47	50,000	43,977
ONEOK, Inc.
5.55% 11/1/26	100,000	101,327
5.80% 11/1/30	160,000	166,438
6.63% 9/1/53	150,000	156,967
Targa Resources Corp. 4.95% 4/15/52	70,000	59,123
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	210,000	191,598
Transcontinental Gas Pipe Line Co. LLC
3.25% 5/15/30	180,000	166,624
LVIP Western Asset Core Bond Fund–14

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC (continued)
7.85% 2/1/26	930,000	$946,718
Western Midstream Operating LP 4.05% 2/1/30	40,000	38,175
Williams Cos., Inc.
4.85% 3/1/48	50,000	43,233
4.90% 1/15/45	270,000	237,563
5.10% 9/15/45	190,000	171,555
5.15% 3/15/34	380,000	374,908
8.75% 3/15/32	120,000	144,125
		10,791,299
Retail–0.62%
Costco Wholesale Corp.
1.38% 6/20/27	290,000	273,329
1.60% 4/20/30	30,000	26,303
1.75% 4/20/32	120,000	100,496
Home Depot, Inc.
1.38% 3/15/31	260,000	216,350
2.50% 4/15/27	100,000	96,686
2.70% 4/15/30	150,000	137,677
3.25% 4/15/32	270,000	246,294
3.30% 4/15/40	160,000	126,821
3.35% 4/15/50	210,000	147,871
3.90% 6/15/47	30,000	23,785
Lowe's Cos., Inc.
1.70% 9/15/28	250,000	227,584
4.50% 4/15/30	240,000	238,120
McDonald's Corp.
1.45% 9/1/25	250,000	246,893
2.13% 3/1/30	220,000	196,026
3.50% 3/1/27	50,000	49,193
3.50% 7/1/27	40,000	39,266
3.60% 7/1/30	140,000	133,574
3.63% 9/1/49	30,000	21,887
3.70% 1/30/26	90,000	89,417
4.20% 4/1/50	160,000	128,644
4.88% 12/9/45	330,000	298,731
Walmart, Inc.
1.50% 9/22/28	80,000	73,312
1.80% 9/22/31	50,000	42,871
2.38% 9/24/29	30,000	27,792
		3,208,922
Semiconductors–0.90%
Applied Materials, Inc. 1.75% 6/1/30	90,000	78,615
Broadcom, Inc.
3.14% 11/15/35	380,000	314,965
3.19% 11/15/36	8,000	6,566
4.15% 11/15/30	72,000	69,684
4.93% 5/15/37	199,000	191,335
Foundry JV Holdco LLC
5.88% 1/25/34	300,000	300,713
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Foundry JV Holdco LLC (continued)
5.90% 1/25/30	460,000	$476,459
Intel Corp.
1.60% 8/12/28	120,000	108,343
3.05% 8/12/51	60,000	35,278
4.75% 3/25/50	200,000	161,144
5.13% 2/10/30	170,000	171,195
5.20% 2/10/33	120,000	118,484
5.70% 2/10/53	50,000	45,960
KLA Corp. 4.65% 7/15/32	160,000	158,886
Micron Technology, Inc.
5.30% 1/15/31	190,000	192,124
5.88% 2/9/33	190,000	196,781
5.88% 9/15/33	20,000	20,803
NVIDIA Corp. 3.70% 4/1/60	210,000	157,307
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70% 5/1/25	60,000	59,894
Texas Instruments, Inc.
1.75% 5/4/30	130,000	114,044
3.88% 3/15/39	70,000	61,797
4.15% 5/15/48	370,000	306,533
TSMC Arizona Corp.
1.75% 10/25/26	210,000	201,585
2.50% 10/25/31	1,250,000	1,105,744
		4,654,239
Software–0.52%
Adobe, Inc. 2.30% 2/1/30	260,000	236,023
Oracle Corp.
1.65% 3/25/26	630,000	612,377
2.88% 3/25/31	510,000	456,612
2.95% 4/1/30	40,000	36,748
3.60% 4/1/50	90,000	62,529
4.65% 5/6/30	170,000	169,594
5.38% 9/27/54	330,000	300,940
Salesforce, Inc. 3.70% 4/11/28	190,000	187,179
Synopsys, Inc.
4.85% 4/1/30	160,000	161,053
5.00% 4/1/32	130,000	130,320
5.15% 4/1/35	110,000	110,579
5.70% 4/1/55	210,000	208,512
		2,672,466
Telecommunications–1.80%
AT&T, Inc.
2.25% 2/1/32	330,000	278,330
2.55% 12/1/33	340,000	278,751
3.55% 9/15/55	408,000	276,504
3.65% 9/15/59	50,000	33,722
3.80% 12/1/57	60,000	42,121
4.35% 3/1/29	1,300,000	1,286,957
4.35% 6/15/45	58,000	48,093
LVIP Western Asset Core Bond Fund–15

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Telefonica Emisiones SA 5.21% 3/8/47	150,000	$132,597
T-Mobile USA, Inc.
2.25% 11/15/31	220,000	186,900
2.55% 2/15/31	130,000	114,606
2.63% 2/15/29	450,000	416,519
3.00% 2/15/41	250,000	181,377
3.30% 2/15/51	60,000	40,052
3.50% 4/15/25	210,000	209,892
3.75% 4/15/27	40,000	39,421
3.88% 4/15/30	1,910,000	1,831,006
5.15% 4/15/34	190,000	190,236
5.88% 11/15/55	340,000	342,285
Verizon Communications, Inc.
1.75% 1/20/31	840,000	710,309
2.55% 3/21/31	398,000	350,693
2.65% 11/20/40	100,000	70,228
3.15% 3/22/30	170,000	158,446
3.40% 3/22/41	60,000	46,195
3.85% 11/1/42	530,000	423,918
4.00% 3/22/50	210,000	161,633
4.40% 11/1/34	220,000	207,793
4.50% 8/10/33	840,000	806,506
4.78% 2/15/35	296,000	287,339
4.86% 8/21/46	20,000	17,903
5.25% 3/16/37	130,000	129,088
5.50% 3/16/47	30,000	29,309
		9,328,729
Transportation–0.10%
Union Pacific Corp.
2.15% 2/5/27	170,000	163,681
2.40% 2/5/30	160,000	145,716
3.75% 2/5/70	220,000	150,295
3.84% 3/20/60	90,000	65,337
		525,029
Total Corporate Bonds (Cost $166,380,365)		155,412,160
NON-AGENCY ASSET-BACKED SECURITIES–8.97%
•AB BSL CLO 4 Ltd. Series 2023-4A A 6.29% (TSFR03M + 2.00%) 4/20/36	250,000	250,088
•AGL CLO 13 Ltd. Series 2021-13A A1 5.71% (TSFR03M + 1.42%) 10/20/34	260,000	260,016
•AIMCO CLO 15 Ltd. Series 2021-15A AR 5.50% (TSFR03M + 1.20%) 4/17/38	1,070,000	1,069,524
•Apex Credit CLO Ltd. Series 2020-1A A1RR 5.74% (TSFR03M + 1.45%) 4/20/35	680,000	680,119
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 A 5.80% (SOFR30A + 1.45%) 1/15/37	338,915	$338,703
•ARES Loan Funding IV Ltd. Series 2023-ALF4A A1 6.05% (TSFR03M + 1.75%) 10/15/36	710,000	712,662
•ARES XLIV CLO Ltd. Series 2017-44A A1R 5.64% (TSFR03M + 1.34%) 4/15/34	680,000	679,515
Avis Budget Rental Car Funding AESOP LLC Series 2024-1A A 5.36% 6/20/30	500,000	510,311
•Battery Park CLO Ltd. Series 2019-1A AR 5.70% (TSFR03M + 1.40%) 7/15/36	370,000	370,103
•Birch Grove CLO 4 Ltd. Series 2022-4A A1R 5.78% (TSFR03M + 1.48%) 7/15/37	410,000	410,047
•Birch Grove CLO 7 Ltd. Series 2023-7A A1 6.09% (TSFR03M + 1.80%) 10/20/36	1,760,000	1,763,140
•Birch Grove CLO 8 Ltd. Series 2024-8A A1 5.92% (TSFR03M + 1.63%) 4/20/37	240,000	240,894
•Black Diamond CLO Ltd. Series 2024-1A A1 6.28% (TSFR03M + 1.65%) 10/25/37	1,360,000	1,363,339
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A A 2.44% 7/15/46	197,376	182,021
•BlueMountain CLO XXXI Ltd. Series 2021-31A A1 5.70% (TSFR03M + 1.41%) 4/19/34	440,000	439,984
•CarVal CLO XI C Ltd. Series 2024-3A A1 5.96% (TSFR03M + 1.39%) 10/20/37	970,000	970,745
•Cayuga Park CLO Ltd. Series 2020-1A AR 5.68% (TSFR03M + 1.38%) 7/17/34	620,000	620,223
•CIFC Funding Ltd.
Series 2015-4A A1A2 5.62% (TSFR03M + 1.33%) 4/20/34	440,000	440,027
Series 2018-1A A1R 5.67% (TSFR03M + 1.32%) 1/18/38	440,000	439,120
CLI Funding IX LLC Series 2024-1A A 5.63% 7/20/49	666,720	672,152
DLLMT LLC Series 2024-1A A4 4.98% 4/20/32	320,000	324,006
Driven Brands Funding LLC Series 2024-1A A2 6.37% 10/20/54	845,750	868,216
LVIP Western Asset Core Bond Fund–16

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Elmwood CLO 26 Ltd. Series 2024-1A A1 5.79% (TSFR03M + 1.50%) 4/18/37	200,000	$200,261
•Elmwood CLO I Ltd. Series 2019-1A A1RR 5.81% (TSFR03M + 1.52%) 4/20/37	670,000	671,005
•Empower CLO Ltd. Series 2024-1A A1 5.90% (TSFR03M + 1.60%) 4/25/37	250,000	250,182
•Golub Capital Partners CLO 57M Ltd. Series 2021-57A A1 6.05% (TSFR03M + 1.75%) 10/25/34	950,000	951,898
•Golub Capital Partners CLO 66B Ltd. Series 2023-66A A 6.25% (TSFR03M + 1.95%) 4/25/36	250,000	250,075
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS A 2.70% 1/20/49	362,041	301,449
•HalseyPoint CLO 3 Ltd. Series 2020-3A A1R 5.77% (TSFR03M + 1.48%) 7/30/37	510,000	510,469
Hardee's Funding LLC Series 2021-1A A2 2.87% 6/20/51	693,000	628,032
Hertz Vehicle Financing III LLC
Series 2023-3A A 5.94% 2/25/28	250,000	254,242
Series 2023-4A A 6.15% 3/25/30	400,000	414,146
Series 2025-1A A 4.91% 9/25/29	780,000	779,166
Series 2025-2A A 5.13% 9/25/31	780,000	783,884
Hertz Vehicle Financing III LP Series 2021-2A C 2.52% 12/27/27	580,000	549,237
•HGI CRE CLO Ltd. Series 2021-FL1 A 5.48% (TSFR01M + 1.16%) 6/16/36	118,564	117,970
Hildene Community Funding CDO Ltd. Series 2015-1A ARR 2.60% 11/1/35	459,070	398,451
•HPS Loan Management Ltd. Series 2021-16A A1 5.69% (TSFR03M + 1.40%) 1/23/35	360,000	360,258
Huntington Bank Auto Credit-Linked Notes Series 2024-2 B1 5.44% 10/20/32	1,061,058	1,065,830
•Kings Park CLO Ltd. Series 2021-1A A 5.68% (TSFR03M + 1.39%) 1/21/35	880,000	880,424
LAD Auto Receivables Trust Series 2023-2A A2 5.93% 6/15/27	160,768	160,970
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Magnetite XVII Ltd. Series 2016-17A AR2 5.79% (TSFR03M + 1.50%) 4/20/37	540,000	$541,063
•Magnetite XXIX Ltd. Series 2021-29A BR 6.05% (TSFR03M + 1.75%) 7/15/37	690,000	690,081
•MidOcean Credit CLO VII Series 2017-7A BR 6.16% (TSFR03M + 1.86%) 7/15/29	5,577	5,577
MMAF Equipment Finance LLC Series 2024-A A4 5.10% 7/13/49	520,000	528,630
MVW LLC Series 2023-2A A 6.18% 11/20/40	194,741	200,824
•Myers Park CLO Ltd. Series 2018-1A B1 6.15% (TSFR03M + 1.86%) 10/20/30	250,000	250,089
•Navient Student Loan Trust Series 2016-3A A3 5.80% (SOFR30A + 1.46%) 6/25/65	287,746	291,166
•Nelnet Student Loan Trust Series 2021-BA AFL 5.21% (TSFR01M + 0.89%) 4/20/62	564,846	562,834
NMEF Funding LLC Series 2025-A A2 4.72% 7/15/32	1,040,000	1,039,322
NP SPE X LP Series 2021-1A A1 2.23% 3/19/51	537,149	514,464
•Oaktree CLO Ltd. Series 2024-25A A 5.84% (TSFR03M + 1.55%) 4/20/37	750,000	750,541
•Ocean Trails CLO X Series 2020-10A AR2 5.60% (TSFR03M + 1.30%) 10/15/34	690,000	687,929
•OHA Credit Funding 7 Ltd. Series 2020-7A AR 5.59% (TSFR03M + 1.30%) 2/24/37	590,000	589,979
•OHA Loan Funding Ltd. Series 2013-2A AR 5.63% (TSFR03M + 1.30%) 5/23/31	295,966	295,981
•Palmer Square CLO Ltd.
Series 2019-1A A1R 5.73% (TSFR03M + 1.41%) 11/14/34	440,000	440,112
Series 2021-1A A1AR 5.47% (TSFR03M + 1.15%) 4/20/38	890,000	885,991
•Parallel Ltd. Series 2020-1A A1R 5.77% (TSFR03M + 1.48%) 7/20/34	520,000	519,740
•Park Blue CLO Ltd.
Series 2022-2A A1R 5.71% (TSFR03M + 1.42%) 7/20/37	770,000	768,464
Series 2024-5A A1 5.78% (TSFR03M + 1.48%) 7/25/37	620,000	620,541
LVIP Western Asset Core Bond Fund–17

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Point Au Roche Park CLO Ltd. Series 2021-1A A 5.63% (TSFR03M + 1.34%) 7/20/34	2,050,000	$2,050,437
•Rad CLO 22 Ltd. Series 2023-22A A1 6.12% (TSFR03M + 1.83%) 1/20/37	1,500,000	1,504,444
•Recette CLO Ltd. Series 2015-1A ARR 5.63% (TSFR03M + 1.34%) 4/20/34	250,000	249,878
•Sagard-Halseypoint CLO 8 Ltd. Series 2024-8A Class A-1 5.70% (TSFR03M + 1.39%) 1/30/38	460,000	459,528
SCF Equipment Trust LLC Series 2025-1A A3 5.11% 11/21/33	1,030,000	1,041,343
•^Silver Point CLO 8 Ltd. Series 2025-8A A1 0.00% (1.21% minus TSFR03M) 4/15/38	870,000	868,079
•SLC Student Loan Trust Series 2008-1 A4A 6.24% (SOFR30A + 1.86%) 12/15/32	242,936	245,017
•SLM Private Credit Student Loan Trust
Series 2005-B A4 4.89% (TSFR03M + 0.59%) 6/15/39	144,785	141,044
Series 2006-A A5 4.85% (TSFR03M + 0.55%) 6/15/39	140,396	136,142
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	119,190	114,763
Series 2021-C APT1 1.39% 1/15/53	448,987	408,616
Series 2021-C B 2.30% 1/15/53	234,333	226,826
Series 2022-C A1A 4.48% 5/16/50	844,899	837,854
•Series 2024-C A1B 5.45% (SOFR30A + 1.10%) 6/17/52	368,548	368,546
Series 2024-E A1A 5.09% 10/16/56	581,798	586,269
•Sycamore Tree CLO Ltd. Series 2025-6A A1 5.48% (TSFR03M + 1.20%) 4/20/38	800,000	798,250
•Trestles CLO VII Ltd. Series 2024-7A A1 6.20% (TSFR03M + 1.38%) 10/25/37	650,000	648,658
Triumph Rail Holdings LLC Series 2021-2 A 2.15% 6/19/51	424,168	397,217
U.S. Bank NA Series 2023-1 B 6.79% 8/25/32	212,762	215,479
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Whitebox CLO I Ltd. Series 2019-1A A1RR 5.62% (TSFR03M + 1.32%) 7/24/36	680,000	$679,320
•Woodmont Trust Series 2023-12A A1R 5.70% (TSFR03M + 1.40%) 10/25/32	1,169,933	1,172,283
Total Non-Agency Asset-Backed Securities (Cost $46,657,358)		46,466,225
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.52%
Angel Oak Mortgage Trust
•Series 2021-7 A3 2.34% 10/25/66	183,675	153,485
Series 2022-3 A1 4.00% 1/25/67	389,932	369,425
BRAVO Residential Funding Trust
•Series 2022-NQM3 A1 5.11% 7/25/62	683,662	684,780
φ•Series 2024-NQM3 A1 6.19% 3/25/64	423,141	426,636
φ•Series 2024-NQM5 A1 5.80% 6/25/64	222,001	223,020
φ•Series 2024-NQM5 A3 6.16% 6/25/64	315,924	316,874
•CENT Trust Series 2023-CITY A 6.94% (TSFR01M + 2.62%) 9/15/38	870,000	871,630
•CIM Trust Series 2024-R1 A1 4.75% 6/25/64	922,928	894,416
•CRSO Trust Series 2023 7.12% 7/10/40	1,280,000	1,306,440
CSMC Trust
•Series 2020-RPL4 A1 2.00% 1/25/60	230,281	203,585
•Series 2021-AFC1 A1 0.83% 3/25/56	204,469	167,686
•Series 2021-AFC1 A3 1.17% 3/25/56	274,174	225,500
•Series 2021-NQM3 A3 1.63% 4/25/66	479,990	418,015
•Series 2021-NQM7 A1 1.76% 10/25/66	156,441	133,947
•Series 2021-NQM8 A1 1.84% 10/25/66	799,138	719,311
Series 2021-RPL2 A1 2.00% 1/25/60	141,575	123,012
•Series 2022-NQM1 A1 2.27% 11/25/66	808,899	721,335
•Deephaven Residential Mortgage Trust Series 2022-1 A1 2.21% 1/25/67	557,686	506,390
•Ellington Financial Mortgage Trust Series 2021-2 A1 0.93% 6/25/66	218,133	180,974
LVIP Western Asset Core Bond Fund–18

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
φ•GCAT Trust Series 2020-NQM1 A3 3.55% 1/25/60	509,457	$490,976
JP Morgan Mortgage Trust
•Series 2017-5 A2 5.01% 10/26/48	806,713	801,213
φSeries 2025-NQM1 A3 5.97% 6/25/65	1,290,000	1,293,380
•MFA Trust Series 2020-NQM1 A3 3.30% 8/25/49	120,487	114,776
•Morgan Stanley Residential Mortgage Loan Trust Series 2024-INV2 A1 6.50% 2/25/54	720,013	731,432
•New Residential Mortgage Loan Trust
Series 2014-2A A3 3.75% 5/25/54	144,408	135,834
Series 2015-2A A1 3.75% 8/25/55	491,084	465,098
Series 2015-2A A2 3.75% 8/25/55	279,528	263,456
Series 2016-3A A1B 3.25% 9/25/56	155,770	143,540
Series 2017-2A B2 4.75% 3/25/57	339,493	335,404
Series 2017-4A A1 4.00% 5/25/57	371,250	351,137
Series 2017-6A A1 4.00% 8/27/57	795,205	753,914
Series 2022-NQM2 A1 3.08% 3/27/62	799,740	748,387
OBX Trust
•Series 2021-NQM2 A1 1.10% 5/25/61	150,163	123,054
•Series 2021-NQM3 A1 1.05% 7/25/61	227,576	186,173
•Series 2021-NQM4 A1 1.96% 10/25/61	505,499	423,072
•Series 2022-NQM1 A1 2.31% 11/25/61	770,334	681,558
φ•Series 2024-NQM1 A1 5.93% 11/25/63	864,210	867,170
φ•Series 2024-NQM11 A1 5.88% 6/25/64	223,541	224,632
φSeries 2024-NQM17 A3 6.02% 11/25/64	1,009,410	1,011,278
φSeries 2025-NQM4 A3 5.76% 2/25/55	1,129,754	1,128,316
PRKCM Trust
•Series 2021-AFC2 A1 2.07% 11/25/56	218,966	189,783
φ•Series 2024-HOME1 A1 6.43% 5/25/59	567,836	574,916
φ•PRPM LLC Series 2024-RCF1 A1 4.00% 1/25/54	218,491	213,797
•RCKT Mortgage Trust Series 2024-INV1 A1 6.50% 6/25/54	268,947	273,885
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•SG Residential Mortgage Trust Series 2022-1 A1 3.17% 3/27/62	790,011	$730,755
Towd Point Mortgage Trust
•Series 2019-HY2 M2 6.33% (TSFR01M + 2.01%) 5/25/58	300,000	303,391
Series 2022-4 A1 3.75% 9/25/62	686,417	644,334
Verus Securitization Trust
φ•Series 2024-6 A3 6.15% 7/25/69	227,374	227,920
φSeries 2025-1 A3 5.98% 1/25/70	336,681	337,488
Total Non-Agency Collateralized Mortgage Obligations (Cost $24,525,943)		23,416,530
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.92%
•AREIT Trust Series 2022-CRE6 A 5.60% (SOFR30A + 1.25%) 1/20/37	309,064	307,519
•Bank Series 2018-BN14 C 4.62% 9/15/60	520,000	456,069
•BMP Trust Series 2024-MF23 A 5.69% (TSFR01M + 1.37%) 6/15/41	1,000,000	996,877
•BOCA Commercial Mortgage Trust Series 2024-BOCA A 6.24% (TSFR01M + 1.92%) 8/15/41	940,000	938,824
•BX Commercial Mortgage Trust
Series 2021-SOAR A 5.10% (TSFR01M + 0.78%) 6/15/38	350,695	349,380
Series 2021-XL2 A 5.12% (TSFR01M + 0.80%) 10/15/38	584,936	582,744
Series 2023-XL3 A 6.08% (TSFR01M + 1.76%) 12/9/40	336,524	336,524
Series 2024-XL5 A 5.71% (TSFR01M + 1.39%) 3/15/41	337,234	337,353
BX Trust
Series 2019-OC11 A 3.20% 12/9/41	270,000	248,559
•Series 2021-BXMF A 5.07% (TSFR01M + 0.75%) 10/15/26	509,057	507,467
•Series 2022-LBA6 A 5.32% (TSFR01M + 1.00%) 1/15/39	530,000	528,846
LVIP Western Asset Core Bond Fund–19

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
BX Trust (continued)
•Series 2024-PALM A 5.86% (TSFR01M + 1.54%) 6/15/37	216,346	$215,536
•Series 2024-VLT4 B 6.26% (TSFR01M + 1.94%) 7/15/29	750,000	744,848
•CAMB Commercial Mortgage Trust Series 2019-LIFE A 5.69% (TSFR01M + 1.37%) 12/15/37	420,000	419,213
CD Mortgage Trust Series 2016-CD1 A4 2.72% 8/10/49	610,000	582,167
Citigroup Commercial Mortgage Trust
Series 2016-P3 A4 3.33% 4/15/49	178,000	174,273
Series 2016-P6 A4 3.46% 12/10/49	88,681	86,576
DB-JPM Mortgage Trust Series 2016-C1 A4 3.28% 5/10/49	225,000	220,486
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 A5 3.91% 1/15/49	308,000	304,691
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	425,000	421,067
JPM-DB Commercial Mortgage Securities Trust Series 2016-C2 A4 3.14% 6/15/49	404,000	392,319
•MHC Commercial Mortgage Trust Series 2021-MHC A 5.23% (TSFR01M + 0.92%) 4/15/38	106,649	106,382
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 A4 3.72% 7/15/50	388,000	386,209
Series 2015-C26 A5 3.53% 10/15/48	301,800	298,332
Series 2016-C29 A4 3.33% 5/15/49	170,000	166,916
•MSWF Commercial Mortgage Trust Series 2023-2 A5 6.01% 12/15/56	540,000	571,624
•MTN Commercial Mortgage Trust Series 2022-LPFL A 5.72% (TSFR01M + 1.40%) 3/15/39	320,000	318,801
•NJ Trust Series 2023-GSP A 6.48% 1/6/29	420,000	439,002
•NYC Trust Series 2024-3ELV A 6.31% (TSFR01M + 1.99%) 8/15/29	310,000	309,904
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•OPG Trust Series 2021-PORT A 4.92% (TSFR01M + 0.60%) 10/15/36	669,159	$664,979
•PFP Ltd. Series 2024-11 A 6.15% (TSFR01M + 1.83%) 9/17/39	253,661	253,978
•SMRT Commercial Mortgage Trust Series 2022-MINI A 5.32% (TSFR01M + 1.00%) 1/15/39	540,000	535,952
VLS Commercial Mortgage Trust Series 2020-LAB A 2.13% 10/10/42	480,000	389,944
VNDO Trust Series 2016-350P A 3.81% 1/10/35	1,080,000	1,056,757
Wells Fargo Commercial Mortgage Trust
*•Series 2016-BNK1 XA 1.71% 8/15/49	3,763,458	50,488
*•Series 2016-C36 XA 1.15% 11/15/59	7,665,729	92,572
Series 2024-C63 A5 5.31% 8/15/57	350,000	352,210
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $15,685,447)		15,145,388
ΔSOVEREIGN BONDS–1.22%
Chile—0.03%
Chile Government International Bonds 3.10% 1/22/61	290,000	173,127
		173,127
Colombia—0.34%
Colombia Government International Bonds
3.13% 4/15/31	280,000	226,128
3.88% 4/25/27	420,000	407,484
5.00% 6/15/45	650,000	436,313
5.20% 5/15/49	210,000	139,547
5.63% 2/26/44	760,000	566,162
		1,775,634
Israel—0.08%
State of Israel
3.38% 1/15/50	220,000	142,855
3.80% 5/13/60	380,000	243,443
		386,298
Mexico—0.68%
Mexico Government International Bonds
3.50% 2/12/34	2,010,000	1,647,617
4.40% 2/12/52	1,000,000	692,710
4.75% 3/8/44	1,490,000	1,153,260
		3,493,587
LVIP Western Asset Core Bond Fund–20

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Peru—0.07%
Peru Government International Bonds
3.55% 3/10/51	160,000	$109,763
3.60% 1/15/72	430,000	265,310
		375,073
Uruguay—0.02%
Uruguay Government International Bonds 7.63% 3/21/36	80,000	94,268
		94,268
Total Sovereign Bonds (Cost $8,239,731)		6,297,987
U.S. TREASURY OBLIGATIONS–15.84%
U.S. Treasury Bonds
3.38% 11/15/48	26,100,000	21,184,840
4.63% 5/15/44	21,000,000	21,068,086
4.75% 2/15/45	880,000	896,087
U.S. Treasury Inflation Indexed Bonds 1.88% 7/15/34	2,995,469	3,023,311
U.S. Treasury Notes
3.88% 8/15/33	13,000,000	12,741,016
4.13% 8/31/30	19,000,000	19,121,719
4.25% 11/15/34	4,000,000	4,011,875
Total U.S. Treasury Obligations (Cost $81,140,314)		82,046,934

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.29%)	1,449,215	$1,449,215
Total Money Market Fund (Cost $1,449,215)		1,449,215

	Number of Contracts
OPTIONS PURCHASED–0.04%
Centrally Cleared–0.04%
Call Options–0.04%
3 Month SOFR Strike price $96.75, expiration date 6/12/26, notional amount $50,310,000	208	200,200
		200,200
Total Options Purchased (Cost $182,437)		200,200

TOTAL INVESTMENTS–99.04% (Cost $533,372,385)	512,884,656

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.96%	4,952,801
NET ASSETS APPLICABLE TO 67,981,096 SHARES OUTSTANDING–100.00%	$517,837,457

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2025.
ΔSecurities have been classified by country of origin.
LVIP Western Asset Core Bond Fund–21

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)

The following futures contracts and swap contracts were outstanding at March 31, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
702	U.S. Treasury 10 yr Notes	$78,075,562	$77,285,557	6/18/25	$790,005	$—
1	U.S. Treasury 2 yr Notes	207,172	206,775	6/30/25	397	—
300	U.S. Treasury 5 yr Notes	32,446,875	32,201,204	6/30/25	245,671	—
Total Futures Contracts					$1,036,073	$—
Swap Contract
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared/
Protection Sold
CDX.NA.IG.44- Quarterly[3]	101,113,000	(1.00%)	6/20/30	$1,859,254	$1,991,305	$—	$(132,051)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate	Floating Rate Index	Pay/Receive Floating Rate	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
5,145,000	2.60	SOFR12M	Receive	Annual	10/14/27	$179,261	$42,124	$137,137	$—
7,003,000	4.22	SOFR12M	Receive	Annual	1/17/36	(260,654)	—	—	(260,654)
47,978,000	4.06	SOFR12M	Receive	Annual	11/30/31	(1,042,770)	(515,542)	—	(527,228)
29,767,000	4.10	SOFR12M	Pay	Annual	1/17/28	336,611	1,168	335,443	—
Total IRS Contracts							$(472,250)	$472,580	$(787,882)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2025.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.

Summary of Abbreviations:
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
H15T1Y–U.S. Treasury Yield Curve Rate T Note Constant Maturity 1 Year
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPM–JPMorgan
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT1Y–Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
LVIP Western Asset Core Bond Fund–22

LVIP Western Asset Core Bond Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
SOFR12M–Secured Overnight Financing Rate 12 Months
SOFR30A–Secured Overnight Financing Rate 30 Days Average
STACR–Structured Agency Credit Risk
yr–Year
LVIP Western Asset Core Bond Fund–23